Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
Net loss attributable to ordinary shareholders of TROOPS	$ (27,905)	$ (13,413)	$ (1,719)
Weighted average shares used in calculating loss per share - basic	120,705,660	102,240,818	101,597,998
Weighted average shares used in calculating loss per share - diluted	120,705,660	102,240,818	101,597,998
Net loss per share - basic	$ (0.23)	$ (0.13)	$ (0.02)
Net loss per share - diluted	$ (0.23)	$ (0.13)	$ (0.02)